Costs of services and general and administrative costs - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	£ 0	£ 53
Amortisation and impairment of acquired intangible assets	57	36
Restructuring and transformation costs	131	87
IT transformation program cost	47	54
Restructuring and transformation costs in relation to the continuing restructuring plan	76	26
Property-related restructuring costs	22	180
Impairments loss recognized in property related costs	16	0
Additional impairment charges		6
Impairment loss right of use assets	3	102
Impairment loss recognised in profit or loss, property, plant and equipment	1	38
ERP System
Disclosure Of Information About Operating Cost [line items]
IT transformation program cost	27	24
Transformation Costs
Disclosure Of Information About Operating Cost [line items]
IT transformation program cost	19	15
Covid19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs due to covid nineteen pandemic	8	7
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	£ 20	£ 2